Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Schedule of assets and liabilities at fair value on a recurring basis
The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values as of June 30, 2022 and December 31, 2021:

DESCRIPTION	JUNE 30, 2022	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

	($ in thousands)
Asset
Money market funds	44,132	44,132	—	—

Total assets measured at fair value	$44,132	$44,132	$—	$—

Liability
Warrant liabilities	470	—	—	470

Total liabilities measured at fair value	$470	$—	$—	$470

DESCRIPTION	DECEMBER 31, 2021	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

	($ in thousands)
Asset
Money market funds	31,446	31,446	—	—

Total assets measured at fair value	$31,446	$31,446	$—	$—

Liability
Warrant liabilities	2,105	—	—	2,105

Total liabilities measured at fair value	$2,105	$—	$—	$2,105

The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values (in thousands):

DESCRIPTION	DECEMBER 31, 2020	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset
Money market funds	$55,747	$55,747	$—	$—

Total assets measured at fair value	$55,747	$55,747	$—	$—

Liability
Warrant liability	$125	$—	$—	$125
Convertible debt	$17,273	$—	$—	$17,273

Total liabilities measured at fair value	$17,398	$—	$—	$17,398

DESCRIPTION	DECEMBER 31, 2021	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset
Money market funds	$31,446	$31,446	$—	$—

Total assets measured at fair value	$31,446	$31,446	$—	$—

Liability
Warrant liabilities	$2,105	$—	$—	$2,105
Convertible debt	$31,691	$—	$—	$31,691

Total liabilities measured at fair value	$33,796	$—	$—	$33,796

Schedule of changes in the fair value of Level 3 warrant liabilities

WARRANT LIABILITY
Balance—December 31, 2021	$2,105
Warrants exercised in business combination	(1,633)
Warrants reclassified to equity	(387)
Change in fair value of warrants	(956)
Warrants assume in business combination	1,341

Balance—June 30, 2022	$470

WARRANT LIABILITY

Balance — January 1, 2020	$103
Change in fair value	22

Balance — December 31, 2020	125
Issuance of common stock warrant	610
Change in fair value	1,370

Balance — December 31, 2021	$2,105